VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—86.0%
Communication Services—9.4%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$ 3,880	$ 3,958
144A 7.375%, 3/1/31(1)	4,475	4,669
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	5,500	5,479
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	11,250	11,213
144A 8.875%, 2/1/30(1)	1,700	1,667
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(1)	2,500	2,501
Gray Media, Inc. 144A 7.000%, 5/15/27(1)	2,460	2,459
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	4,745	4,774
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	6,140	5,042
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	8,914	8,893
Uniti Group LP 144A 10.500%, 2/15/28(1)	5,170	5,481
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	7,263	7,243
		63,379

Consumer Discretionary—9.4%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	4,780	4,828
Carnival Corp. 144A 7.000%, 8/15/29(1)	5,260	5,541
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	6,683	6,685
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	3,420	3,515
Clarios Global LP 144A 6.750%, 2/15/30(1)	150	156
Ford Motor Credit Co. LLC
6.950%, 3/6/26	1,000	1,010
7.350%, 11/4/27	6,310	6,553
6.800%, 5/12/28	600	620
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(1)	1,725	1,688
Light & Wonder International, Inc.
144A 7.000%, 5/15/28(1)	5,150	5,165
144A 7.250%, 11/15/29(1)	1,550	1,597
New Home Co., Inc. (The) 144A 8.500%, 11/1/30(1)	175	178
Newell Brands, Inc. 6.375%, 9/15/27	8,836	8,955
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	3,640	3,718
	Par Value	Value

Consumer Discretionary—continued
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	$ 3,535	$ 3,547
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	3,010	3,015
Six Flags Entertainment Corp. 144A 7.000%, 7/1/25(1)	1,934	1,934
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	700	709
Wayfair LLC 144A 7.250%, 10/31/29(1)	35	35
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	4,100	3,971
		63,420

Consumer Staples—4.0%
Coty, Inc. 144A 6.625%, 7/15/30(1)	3,890	3,979
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	8,530	8,627
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	1,627	1,628
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	955	867
Post Holdings, Inc.
144A 5.500%, 12/15/29(1)	1,855	1,846
144A 6.250%, 2/15/32(1)	4,595	4,722
144A 6.375%, 3/1/33(1)	3,282	3,312
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	2,000	2,014
		26,995

Energy—15.3%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	5,920	6,292
Antero Midstream Partners LP
144A 5.750%, 1/15/28(1)	1,135	1,133
144A 6.625%, 2/1/32(1)	3,575	3,692
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(1)	4,240	4,425
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	3,080	3,197
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	3,585	3,671
144A 8.750%, 7/1/31(1)	1,260	1,274
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	3,555	2,651
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	2,008
	Par Value	Value

Energy—continued
Energy Transfer LP 8.000%, 5/15/54	$ 5,915	$ 6,293
EQT Corp.
144A 7.500%, 6/1/27(1)	950	967
144A 6.375%, 4/1/29(1)	1,205	1,243
Genesis Energy LP
7.750%, 2/1/28	3,360	3,410
8.875%, 4/15/30	2,250	2,389
Hess Midstream Operations LP
144A 5.875%, 3/1/28(1)	3,500	3,552
144A 6.500%, 6/1/29(1)	2,720	2,797
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	2,125	2,130
144A 6.000%, 4/15/30(1)	4,500	4,375
Kimmeridge Texas Gas LLC 144A 8.500%, 2/15/30(1)	2,360	2,443
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	1,890	1,857
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	3,095	3,117
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	6,415	6,335
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	3,010	3,065
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(1)	3,740	3,883
Sunoco LP 144A 7.000%, 9/15/28(1)	6,964	7,185
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	1,035	1,065
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,615	1,640
Transocean, Inc.
144A 8.250%, 5/15/29(1)	730	675
144A 8.750%, 2/15/30(1)	3,480	3,579
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	5,750	5,893
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(1)	3,905	4,036
144A 9.875%, 2/1/32(1)	2,840	3,067
		103,339

Financials—19.7%
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	3,240	3,294
Apollo Debt Solutions BDC 6.900%, 4/13/29	6,110	6,378
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	4,660	4,413
Azorra Finance Ltd. 144A 7.250%, 1/15/31(1)	1,710	1,746
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Block, Inc. 6.500%, 5/15/32	$ 5,665	$ 5,845
Citadel Securities Global Holdings LLC 144A 5.500%, 6/18/30(1)	1,260	1,275
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	4,015	4,250
F&G Annuities & Life, Inc. 6.500%, 6/4/29	4,205	4,336
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	2,060	2,075
FS KKR Capital Corp. 6.875%, 8/15/29	5,770	5,917
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	5,995	6,198
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	5,430	5,653
Grifols S.A. 144A 4.750%, 10/15/28(1)	3,585	3,446
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	5,940	6,088
HA Sustainable Infrastructure Capital, Inc. 6.150%, 1/15/31	3,615	3,660
HAT Holdings I LLC 144A 8.000%, 6/15/27(1)	275	287
HUB International Ltd. 144A 7.250%, 6/15/30(1)	6,195	6,474
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	3,705	3,805
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(1)	3,295	3,324
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	2,415	2,415
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	4,545	4,061
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	7,775	7,702
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	3,724	4,079
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	4,745	4,866
OneMain Finance Corp. 7.875%, 3/15/30	6,375	6,774
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	2,010	2,051
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	6,170	6,409
	Par Value	Value

Financials—continued
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	$ 1,735	$ 1,797
QXO Building Products, Inc. 144A 6.750%, 4/30/32(1)	110	113
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	1,150	1,172
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)	4,140	1,552
Standard Building Solutions, Inc. 144A 6.500%, 8/15/32(1)	3,605	3,694
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	7,200	7,199
		132,348

Health Care—6.8%
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	4,760	4,729
AdaptHealth LLC 144A 6.125%, 8/1/28(1)	4,005	4,000
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	4,210	4,069
Community Health Systems, Inc. 144A 5.625%, 3/15/27(1)	4,760	4,689
CVS Health Corp. 7.000%, 3/10/55	4,180	4,311
DENTSPLY SIRONA, Inc. 8.375%, 9/12/55	3,285	3,303
IQVIA, Inc. 144A 6.250%, 6/1/32(1)	2,030	2,083
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	1,455	1,574
144A 11.000%, 10/15/30(1)	2,900	3,199
Medline Borrower LP
144A 6.250%, 4/1/29(1)	830	853
144A 5.250%, 10/1/29(1)	7,835	7,774
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	2,940	2,918
Teva Pharmaceutical Finance Netherlands III B.V. 6.750%, 3/1/28	2,250	2,332
		45,834

Industrials—6.8%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	4,720	4,941
Cimpress plc 144A 7.375%, 9/15/32(1)	4,275	4,081
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	5,020	4,615
	Par Value	Value

Industrials—continued
Fortress Transportation & Infrastructure Investors LLC
144A 5.500%, 5/1/28(1)	$ 1,350	$ 1,343
144A 7.000%, 5/1/31(1)	3,225	3,339
Global Infrastructure Solutions, Inc. 144A 5.625%, 6/1/29(1)	4,850	4,832
Herc Holdings, Inc. 144A 7.000%, 6/15/30(1)	765	799
Icahn Enterprises LP 144A 10.000%, 11/15/29(1)	2,140	2,119
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	3,780	3,785
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	3,705	3,608
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	655	674
TransDigm, Inc.
144A 6.750%, 8/15/28(1)	3,130	3,196
144A 6.875%, 12/15/30(1)	4,745	4,923
WESCO Distribution, Inc. 144A 6.375%, 3/15/29(1)	3,205	3,297
		45,552

Information Technology—4.6%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	6,025	6,396
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	2,580	2,674
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	3,055	3,040
144A 6.500%, 10/15/28(1)	5,900	5,870
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	3,160	3,250
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	5,075	5,228
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	4,180	4,309
		30,767

Materials—5.7%
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	3,590	3,676
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	4,450	4,506
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Materials—continued
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	$ 5,315	$ 5,388
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	10,250	10,175
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	6,470	6,576
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	1,875	1,963
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	1,665	1,761
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	4,317	4,626
		38,671

Utilities—4.3%
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	3,600	3,850
American Electric Power Co., Inc. 7.050%, 12/15/54	6,455	6,705
Ferrellgas LP
144A 5.375%, 4/1/26(1)	5,835	5,780
144A 5.875%, 4/1/29(1)	2,625	2,428
Lightning Power LLC 144A 7.250%, 8/15/32(1)	4,030	4,241
NGL Energy Operating LLC 144A 8.125%, 2/15/29(1)	1,340	1,354
Vistra Operations Co. LLC 144A 5.500%, 9/1/26(1)	4,500	4,504
		28,862

Total Corporate Bonds and Notes (Identified Cost $576,189)		579,167

Leveraged Loans—10.5%
Chemicals—1.2%
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.510%, 4/3/28(2)	4,420	4,437
WR Grace Holdings LLC (3 month Term SOFR + 3.250%) 7.546%, 9/22/28(2)	3,880	3,881
		8,318

	Par Value	Value

Consumer Non-Durables—0.6%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.296%, 7/8/31(2)	$ 4,550	$ 4,059
Food / Tobacco—0.9%
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.546%, 3/31/28(2)	5,855	5,873
Forest Prod / Containers—0.5%
Trident TPI Holdings, Inc. Tranche B-7 (3 month Term SOFR + 3.750%) 8.046%, 9/15/28(2)	3,274	3,212
Gaming / Leisure—0.3%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 9.046%, 3/28/32(2)	2,240	2,263
Health Care—2.6%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.261% - 7.291%, 5/1/30(2)	3,910	3,778
Bausch & Lomb Corp. 0.000%, 5/10/27(2)(3)	3,300	3,293
Cotiviti, Inc. (3 month Term SOFR + 0.000%) 7.625%, 5/1/31(2)	4,680	4,698
LifePoint Health, Inc. Tranche B-2 (3 month Term SOFR + 3.500%) 7.819%, 5/16/31(2)	1,656	1,628
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.296%, 9/27/30(2)	4,466	4,420
		17,817

Manufacturing—0.8%
Titan Acquisition Ltd. (3-6 month Term SOFR + 4.500%) 8.666% - 8.796%, 2/15/29(2)	5,216	5,226
Media / Telecom - Broadcasting—0.5%
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.896%, 6/18/29(2)	3,491	3,374
	Par Value	Value

Media / Telecom - Cable/Wireless Video—1.5%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.577%, 9/18/30(2)	$ 3,661	$ 3,650
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.926%, 1/31/28(2)	6,500	6,410
		10,060

Media / Telecom - Diversified Media—0.1%
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 8.577%, 5/3/28(2)	798	748
Media / Telecom - Wireless Communications—0.9%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.077%, 11/22/28(2)	5,740	5,741
Metals / Minerals—0.3%
Cloud Peak Energy Resources 12.000%, 5/3/27(2)(4)	1,983	1,983
Service—0.3%
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.577%, 3/4/28(2)	1,915	1,676
Total Leveraged Loans (Identified Cost $70,986)		70,350

	Shares
Common Stock—0.0%
Energy—0.0%
Cloud Peak Energy, Inc.(4)(5)(6)	40,020	—
Total Common Stock (Identified Cost $—)		—

Total Long-Term Investments—96.5% (Identified Cost $647,175)		649,517

See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%)(7)	16,299,720	$ 16,300
Total Short-Term Investment (Identified Cost $16,300)		16,300

TOTAL INVESTMENTS—98.9% (Identified Cost $663,475)		$665,817
Other assets and liabilities, net—1.1%		7,652
NET ASSETS—100.0%		$673,469

Abbreviations:
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $495,548 or 73.6% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after June 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	All or a portion of the security is restricted.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	85%
Canada	4
Cayman Islands	2
Jersey	1
Netherlands	1
Ireland	1
Australia	1
Other	5
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$579,167	$—	$579,167	$—
Leveraged Loans	70,350	—	68,367	1,983
Equity Securities:
Common Stock	—	—	—	—(1)
Money Market Mutual Fund	16,300	16,300	—	—
Total Investments	$665,817	$16,300	$647,534	$1,983

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.